Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital Lease Obligations [Abstract]
2018	$ 40,150	¥ 261,221
2019	28,268	183,919
2020	18,101	117,769
2021 and thereafter	112,262	730,416
Total minimum lease payments	198,781	1,293,325
Less: amount representing interest	(75,485)	(491,128)
Present value of remaining minimum lease payments	$ 123,296	¥ 802,197